Shareholder Report, Average Annual Return (Details)				12 Months Ended		23 Months Ended	56 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended
	Jan. 31, 2023	May 01, 2020	Mar. 15, 2016	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000073513
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Spirit of America Income Fund - Class A Shares	Spirit of America Income Fund - Class A Shares
Average Annual Return, Percent				0.39%				0.75%		2.62%
C000167229
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Spirit of America Income Fund - Class C Shares
Average Annual Return, Percent				3.48%				0.97%	2.57%
C000219380
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Spirit of America Income Fund - Institutional Shares
C000003857
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Spirit of America Large Cap Value Fund - Class A Shares	Spirit of America Large Cap Value Fund - Class A Shares
Average Annual Return, Percent				26.29%				14.29%		11.42%
C000167227
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Spirit of America Large Cap Value Fund - Class C Shares
Average Annual Return, Percent				31.37%				14.73%	13.56%
C000219378
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Spirit of America Large Cap Value Fund - Institutional Shares
C000059931
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Spirit of America Municipal Tax Free Bond Fund - Class A Shares	Spirit of America Municipal Tax Free Bond Fund - Class A Shares
Average Annual Return, Percent				(3.12%)				(0.74%)		1.05%
C000167228
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Spirit of America Municipal Tax Free Bond Fund - Class C Shares
Average Annual Return, Percent				(0.02%)				(0.61%)	0.43%
C000219379
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Spirit of America Municipal Tax Free Bond Fund - Institutional Shares
C000003855
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Spirit of America Real Estate Income and Growth Fund - Class A Shares	Spirit of America Real Estate Income and Growth Fund - Class A Shares
Average Annual Return, Percent				1.86%				1.48%		3.57%
C000167226
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Spirit of America Real Estate Income and Growth Fund - Class C Shares
Average Annual Return, Percent				5.83%				1.84%	4.28%
C000219377
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Spirit of America Real Estate Income and Growth Fund - Institutional Shares
C000240591
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spirit of America Utilities Fund - Class A Shares
Average Annual Return, Percent				15.65%		5.53%
C000240590
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spirit of America Utilities Fund - Class C Shares
Average Annual Return, Percent				20.78%		7.99%
C000240589
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spirit of America Utilities Fund - Institutional Shares
Without Sales Load [Member] | C000073513
Average Annual Return [Line Items]
Average Annual Return, Percent				5.37%				1.74%		3.12%
Without Sales Load [Member] | C000167229
Average Annual Return [Line Items]
Average Annual Return, Percent				4.48%				0.97%	2.57%
Without Sales Load [Member] | C000219380
Average Annual Return [Line Items]
Average Annual Return, Percent				5.51%			2.87%
Without Sales Load [Member] | C000003857
Average Annual Return [Line Items]
Average Annual Return, Percent				33.29%				15.53%		12.02%
Without Sales Load [Member] | C000167227
Average Annual Return [Line Items]
Average Annual Return, Percent				32.37%				14.73%	13.56%
Without Sales Load [Member] | C000219378
Average Annual Return [Line Items]
Average Annual Return, Percent				33.73%			20.66%
Without Sales Load [Member] | C000059931
Average Annual Return [Line Items]
Average Annual Return, Percent				1.71%				0.23%		1.54%
Without Sales Load [Member] | C000167228
Average Annual Return [Line Items]
Average Annual Return, Percent				0.97%				(0.61%)	0.43%
Without Sales Load [Member] | C000219379
Average Annual Return [Line Items]
Average Annual Return, Percent				1.87%			0.55%
Without Sales Load [Member] | C000003855
Average Annual Return [Line Items]
Average Annual Return, Percent				7.55%				2.58%		4.14%
Without Sales Load [Member] | C000167226
Average Annual Return [Line Items]
Average Annual Return, Percent				6.81%				1.84%	4.28%
Without Sales Load [Member] | C000219377
Average Annual Return [Line Items]
Average Annual Return, Percent				7.99%			7.46%
Without Sales Load [Member] | C000240591
Average Annual Return [Line Items]
Average Annual Return, Percent				22.72%		8.84%
Without Sales Load [Member] | C000240590
Average Annual Return [Line Items]
Average Annual Return, Percent				21.78%		7.99%
Without Sales Load [Member] | C000240589
Average Annual Return [Line Items]
Average Annual Return, Percent				23.05%		9.09%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				1.25%				(0.33%)		1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				1.25%				(0.33%)	1.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				1.25%			(1.36%)
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				25.02%				14.53%		13.10%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				25.02%				14.53%	14.96%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				25.02%			18.79%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
Average Annual Return, Percent				1.05%				0.99%		2.25%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Average Annual Return, Percent				1.05%				0.99%	2.07%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent				1.05%			1.40%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				25.02%				14.53%		13.10%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				25.02%				14.53%	14.96%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				25.02%			18.79%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				25.02%		22.96%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				25.02%		22.96%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				25.02%		22.96%
MSCI US REIT Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI US REIT Index
Average Annual Return, Percent				8.74%				4.31%		5.66%
MSCI US REIT Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI US REIT Index
Average Annual Return, Percent				8.74%				4.31%	5.93%
MSCI US REIT Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI US REIT Index
Average Annual Return, Percent				8.74%			10.89%
S&P 500 Utilities Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Utilities Sector Index
Average Annual Return, Percent				23.42%		8.56%
S&P 500 Utilities Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Utilities Sector Index
Average Annual Return, Percent				23.42%		8.56%
S&P 500 Utilities Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Utilities Sector Index
Average Annual Return, Percent				23.42%		8.56%